Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

EMERGING MARKETS PORTFOLIO (Prospectus Summary): | EMERGING MARKETS PORTFOLIO
Morgan Stanley Institutional Fund, Inc.

Prospectus Supplement

March 1, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 1, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I and Class P shares of the Emerging Markets Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EMERGING MARKETS PORTFOLIO		CLASS I	CLASS P
Advisory Fee	[1]	1.19%	1.19%
Distribution and/or Service (12b-1) Fee		none	0.25%
Other Expenses	[1]	0.29%	0.29%
Total Annual Portfolio Operating Expenses	[1]	1.48%	1.73%
Fee Waiver and/or Expense Reimbursement	[1]	0.23%	0.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.50%
[1]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I and 1.50% for Class P. The fee waivers and/or expense reimbursement will continue for at least one year or until such time that the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example EMERGING MARKETS PORTFOLIO (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS I	127	397	686	1,511
CLASS P	153	474	818	1,791

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
EMERGING MARKETS PORTFOLIO (Prospectus Summary): | EMERGING MARKETS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Morgan Stanley Institutional Fund, Inc.
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

March 1, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 1, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2011 of:

Emerging Markets Portfolio

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved a decrease in the expense cap with respect to the Class I and Class P shares of the Emerging Markets Portfolio (the "Portfolio"), effective March 1, 2012. Accordingly, the following changes to the Prospectus will become effective on March 1, 2012.

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Supplement Heading	ck0000836487_ExpenseExampleSupplementHeading

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Emerging Markets Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.
EMERGING MARKETS PORTFOLIO | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGEMX
Advisory Fee	rr_ManagementFeesOverAssets	1.19%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.48%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
EMERGING MARKETS PORTFOLIO | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMKBX
Advisory Fee	rr_ManagementFeesOverAssets	1.19%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.73%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791

[1]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.25% for Class I and 1.50% for Class P. The fee waivers and/or expense reimbursement will continue for at least one year or until such time that the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.